Payden Core Bond Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (8%
)
2,600,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.200%), 1.30%,
6/15/36 (a)(b) $ 2,588
2,760,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 2.650%), 2.75%,
6/15/36 (a)(b) 2,753
3,000,000 Anchorage Capital CLO 9 Ltd. 2016-9A
144A, (3 mo. LIBOR USD + 3.600%), 3.84%,
7/15/32 (a)(b) 3,021
2,000,000 Apidos CLO XXI 2015-21A 144A, (3 mo.
LIBOR USD + 2.450%), 2.69%, 7/18/27 (a)(b) 2,000
1,224,500 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 1,239
3,065,000 Atrium XII 12A 144A, (3 mo. LIBOR USD +
2.800%), 3.06%, 4/22/27 (a)(b) 3,049
5,500,000 BlueMountain EUR CLO DAC 2021-1A 144A,
(3 mo. EURIBOR + 3.200%), 3.20%, 4/15/34
EUR (a)(b)(c) 6,144
3,200,000 Cairn CLO XIII DAC 2021-13A 144A, (3
mo. EURIBOR + 3.400%), 3.40%, 10/20/33
EUR (a)(b)(c) 3,612
2,764,285 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (a) 2,823
4,625,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (a) 4,474
3,644,500 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 3,747
4,359,782 Fannie Mae Grantor Trust 2017-T1, 2.90%,
6/25/27  4,538
4,000,000 Hayfin Emerald CLO VI DAC 6A 144A, (3 mo.
EURIBOR + 3.500%), 3.50%, 4/15/34 EUR (a)
(b)(c) 4,461
2,195,715 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,415
488,256 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 485
2,000,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. LIBOR USD + 2.000%), 2.25%,
4/19/33 (a)(b) 2,000
3,100,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 1.03%, 4/15/34 EUR (a)(b)(c) 3,462
3,500,000 North Westerly V Leveraged Loan Strategies
CLO DAC V-A 144A, (3 mo. EURIBOR +
3.200%), 3.20%, 7/20/34 EUR (a)(b)(c) 3,904
550,000 North Westerly VII ESG CLO DAC VII-A
144A, (3 mo. EURIBOR + 2.950%), 2.95%,
5/15/34 EUR (a)(b)(c) 613
5,100,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
LIBOR USD + 2.450%), 2.69%, 4/17/30 (a)(b) 5,100
3,000,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 3.150%), 3.15%,
4/15/34 EUR (a)(b)(c) 3,360
3,550,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 2.070%), 2.07%,
4/15/35 EUR (a)(b)(c) 3,977
2,283,400 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 2,314
2,613,333 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 2,607
Principal
or Shares Security Description
Value
(000)
4,000,000 Sound Point Euro CLO V Funding DAC 5A
144A, (3 mo. EURIBOR + 3.300%), 3.30%,
7/25/35 EUR (a)(b)(c) $ 4,459
5,100,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. LIBOR USD + 2.250%), 2.51%, 1/23/32 (a)
(b) 5,106
5,000,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
LIBOR USD + 2.400%), 2.50%, 3/15/38 (a)(b) 4,986
3,466,313 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 3,452
Total Asset Backed (Cost - $94,672)
92,689
Bank Loans(d) (2%
)
3,693,325 Altice France SA Term Loan B11 1L, (LIBOR
USD 3-Month + 2.750%), 3.19%, 7/31/25  3,657
3,907,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  4,229
2,950,000 CAB Term Loan B 1L, (6 mo. EURIBOR +
3.000%), 3.50%, 2/09/28 EUR (c) 3,269
1,939,770 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 6-Month + 2.750%), 3.75%, 2/05/25  1,938
3,622,625 Klockner Pentaplast of America Inc. Term
Loan B 1L, (LIBOR USD 6-Month + 4.750%),
5.25%, 2/09/26  3,609
1,600,000 Southwestern Energy Co. Term Loan B 1L,
(LIBOR USD 3-Month + 1.500%), 3.00%,
6/22/27  1,605
3,636,021 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 2.500%), 3.00%,
9/22/28  3,643
3,002,972 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 4.25%,
2/05/27  3,005
4,500,000 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 3.75%, 8/03/28  4,495
Total Bank Loans (Cost - $29,473)
29,450
Corporate Bond (32%
)
Financial  (15%)
4,500,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (e) 4,505
1,300,000 ADLER Group SA , 1.88%, 1/14/26 EUR (c)(e) 1,184
1,675,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  1,637
4,000,000 Ally Financial Inc. , 1.45%, 10/02/23  3,987
1,700,000 American Campus Communities Operating
Partnership LP , 2.25%, 1/15/29  1,629
4,350,000 American Tower Corp. , 2.30%, 9/15/31  4,072
2,400,000 AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (a) 2,464
1,450,000 Ares Capital Corp. , 3.50%, 2/10/23  1,478
4,000,000 Australia & New Zealand Banking Group Ltd.
144A, 4.40%, 5/19/26 (a) 4,305
3,325,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(f) 3,196
2,200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 2,111
3,600,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (b) 3,463
5,205,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.060%), 3.56%, 4/23/27 (b) 5,450
2,800,000 Bank of Nova Scotia , 1.30%, 6/11/25  2,736

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,330,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  $ 2,291
4,975,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.337%), 2.36%,
7/29/32 (b) 4,567
2,675,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(f) 2,886
4,830,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 4,524
5,170,000 Citigroup Inc. W, (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.597%),
4.00% (b)(f) 5,118
2,905,000 Citigroup Inc. , (3 mo. LIBOR USD + 0.897%),
3.35%, 4/24/25 (b) 2,997
3,750,000 CubeSmart LP , 2.00%, 2/15/31  3,499
2,250,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.219%), 2.31%, 11/16/27 (b) 2,187
2,670,000 Equinix Inc. , 1.80%, 7/15/27  2,571
3,550,000 Equinix Inc. , 2.50%, 5/15/31  3,402
2,700,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (a) 2,693
1,340,000 Ford Motor Credit Co. LLC , 2.98%, 8/03/22  1,346
2,550,000 Ford Motor Credit Co. LLC , (3 mo. LIBOR USD
+ 1.235%), 1.39%, 2/15/23 (b) 2,545
1,385,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  1,402
2,595,000 FS KKR Capital Corp. , 4.75%, 5/15/22  2,615
2,500,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 2,573
3,850,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  3,965
1,000,000 Goldman Sachs Group Inc. , 3.63%, 2/20/24  1,035
1,315,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,367
4,055,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  3,977
4,000,000 JAB Holdings BV 144A, 2.20%, 11/23/30 (a) 3,815
6,305,000 JPMorgan Chase & Co. , (3 mo. LIBOR USD +
0.730%), 3.56%, 4/23/24 (b) 6,472
6,325,000 Life Storage LP , 2.20%, 10/15/30  6,039
4,850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 4,635
2,350,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.023%), 3.19%, 11/28/23 (a)(b) 2,383
2,750,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.372%), 3.76%, 11/28/28 (a)(b) 2,896
4,000,000 Mitsubishi UFJ Financial Group Inc. , 3.20%,
7/18/29  4,112
2,200,000 Morgan Stanley , (3 mo. LIBOR USD + 0.847%),
3.74%, 4/24/24 (b) 2,260
4,000,000 Morgan Stanley , (3 mo. LIBOR USD + 1.628%),
4.43%, 1/23/30 (b) 4,422
4,225,000 Nationwide Building Society 144A, 1.50%,
10/13/26 (a)(g) 4,078
1,300,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 2,173
2,100,000 Ohio National Life Insurance Co. 144A, 6.88%,
6/15/42 (a) 2,649
1,895,000 OneMain Finance Corp. , 8.88%, 6/01/25  2,014
3,230,000 Owl Rock Capital Corp. , 5.25%, 4/15/24  3,406
2,100,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  2,138
1,450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 2,419
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  2,371
2,345,000 Protective Life Corp. 144A, 4.30%, 9/30/28 (a) 2,586
Principal
or Shares Security Description
Value
(000)
4,470,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) $ 4,517
5,225,000 Simon Property Group LP , 1.75%, 2/01/28  5,016
4,950,000 Simon Property Group LP , 2.20%, 2/01/31  4,707
3,575,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (a) 3,389
2,035,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 2,050
1,900,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.100%), 2.39%, 6/02/28 (b) 1,886
182,210
Industrial  (11%)
4,780,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 4,641
2,000,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 1,999
3,096,074 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  3,094
4,810,000 AT&T Inc. , 4.35%, 3/01/29  5,289
718,000 AT&T Inc. , 2.55%, 12/01/33  676
2,000,000 AT&T Inc. , 3.50%, 9/15/53  1,904
3,300,000 Bell Canada US-5, 2.15%, 2/15/32  3,119
4,850,000 Boeing Co. , 2.20%, 2/04/26  4,771
3,680,000 Broadcom Inc. , 4.11%, 9/15/28  3,921
1,068,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 1,014
1,920,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 1,950
4,050,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  3,842
3,205,000 Cigna Corp. , 4.80%, 8/15/38  3,689
3,780,000 Consolidated Communications Inc. 144A,
5.00%, 10/01/28 (a) 3,668
3,270,000 Daimler Finance North America LLC 144A, (3
mo. LIBOR USD + 0.840%), 0.99%, 5/04/23 (a)
(b) 3,292
1,165,000 Dignity Health , 4.50%, 11/01/42  1,328
3,850,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (b)(e)(f) 4,127
962,000 General Electric Co. , 6.75%, 3/15/32  1,264
5,500,000 General Motors Financial Co. Inc. , 2.35%,
1/08/31  5,150
3,475,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 3,398
5,540,000 HCA Inc. , 5.00%, 3/15/24  5,873
2,700,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 2,556
2,300,000 Indonesia Asahan Aluminium Persero PT 144A,
4.75%, 5/15/25 (a) 2,413
3,000,000 Lennar Corp. , 4.75%, 11/29/27  3,315
3,825,000 Lowe's Cos. Inc. , 1.70%, 9/15/28  3,644
3,000,000 Mauser Packaging Solutions Holding Co. ,
4.75%, 4/15/24 EUR (c)(e) 3,357
2,350,000 Mozart Debt Merger Sub Inc. 144A, 3.88%,
4/01/29 (a) 2,268
4,100,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (a) 4,445
1,045,000 Northwell Healthcare Inc. , 6.15%, 11/01/43  1,455
1,500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  1,715
5,015,000 Orange SA , 9.00%, 3/01/31  7,423
4,200,000 Organon & Co./Organon Foreign Debt Co-Issuer
BV 144A, 5.13%, 4/30/31 (a) 4,207
2,450,000 Tencent Holdings Ltd. 144A, 3.94%, 4/22/61 (a) 2,421

Principal
or Shares Security Description
Value
(000)
3,555,000 Teva Pharmaceutical Finance Netherlands III BV ,
3.15%, 10/01/26  $ 3,271
4,820,000 Toledo Hospital , 6.02%, 11/15/48  5,740
2,020,000 Total Play Telecomunicaciones SA de CV 144A,
6.38%, 9/20/28 (a) 1,889
4,050,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 4,303
4,400,000 Verizon Communications Inc. , 2.88%, 11/20/50  3,928
3,400,000 VMware Inc. , 2.20%, 8/15/31  3,178
2,400,000 Vodafone Group PLC , 5.25%, 5/30/48  2,894
5,500,000 Volkswagen Group of America Finance LLC
144A, 4.25%, 11/13/23 (a) 5,746
3,740,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 3,526
141,703
Utility  (6%)
2,345,535 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 2,702
3,590,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 3,500
3,800,000 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 3,787
878,000 Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a) 878
4,000,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 4,110
4,675,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 4,462
2,125,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(e) 2,093
3,897,845 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 3,822
221,594 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 254
2,650,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(e) 2,646
2,100,000 Kinder Morgan Inc. , 5.30%, 12/01/34  2,420
3,750,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 3,663
1,980,000 Leviathan Bond Ltd. 144A, 6.13%, 6/30/25 (a)(e) 2,084
1,870,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(e) 2,005
3,925,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 3,990
2,850,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  2,850
2,400,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 2,411
2,420,000 Petroleos Mexicanos , 6.49%, 1/23/27  2,533
2,500,000 Petroleos Mexicanos , 5.95%, 1/28/31  2,382
3,000,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 6.13% (b)(f) 2,535
1,983,000 Southwestern Energy Co. , 8.38%, 9/15/28  2,178
6,425,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 6,384
1,430,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 1,440
3,000,000 Vistra Operations Co. LLC 144A, 3.70%,
1/30/27 (a) 3,046
2,170,000 Vistra Operations Co. LLC 144A, 4.30%,
7/15/29 (a) 2,248
70,423
Total Corporate Bond (Cost - $395,853)
394,336
Foreign Government (5%
)
900,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 872
Principal
or Shares Security Description
Value
(000)
5,270,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) $ 4,054
3,150,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 3,098
3,100,000 Egypt Government International Bond 144A,
7.30%, 9/30/33 (a) 2,715
56,040,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (c) 2,855
8,576,000 Mexico Government International Bond , 3.50%,
2/12/34  8,289
3,700,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 3,481
3,200,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 CAD (c) 2,550
4,450,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 4,014
192,800,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 11,589
2,825,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 2,642
4,650,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (a)(c) 4,518
5,950,000 Saudi Government International Bond 144A,
2.25%, 2/02/33 (a) 5,667
Total Foreign Government (Cost - $60,535)
56,344
Mortgage Backed (25%
)
2,030,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
11/15/35 (a)(b) 2,025
4,125,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.400%), 2.51%,
9/15/36 (a)(b) 4,095
2,000,000 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 1.91%,
6/15/38 (a)(b) 1,984
2,978,261 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.500%), 1.61%,
6/15/34 (a)(b) 2,952
1,570,617 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.26%,
11/25/39 (a)(b) 1,569
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 9.36%,
11/25/39 (a)(b) 4,369
4,300,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 2.10%, 4/25/34 (a)(b) 4,316
1,687,946 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 12.36%,
9/25/28 (b) 1,942
1,732,332 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 10.36%,
1/25/29 (b) 1,919
498,273 Fannie Mae Connecticut Avenue Securities 2016-
C05, (1 mo. LIBOR USD + 10.750%), 10.86%,
1/25/29 (b) 543
3,418,298 Fannie Mae-Aces 2018-M13, 3.71%, 9/25/30 (h) 3,825
1,994,287 FG G60037 30YR , 3.00%, 10/01/43  2,079
725,208 FG Q17641 30YR , 3.00%, 4/01/43  756
1,642,000 FHLMC Multifamily Structured Pass-Through
Certificates KG01, 2.94%, 4/25/29  1,741
882,241 FN 254766 30YR , 5.00%, 6/01/33  990
434,999 FN 725027 30YR , 5.00%, 11/01/33  488

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
850,882 FN 725423 30YR , 5.50%, 5/01/34  $ 948
805,211 FN 725424 30YR , 5.50%, 4/01/34  898
684,597 FN 995023 30YR , 5.50%, 8/01/37  775
673,042 FN 995203 30YR , 5.00%, 7/01/35  755
609,901 FN AH3394 30YR , 4.00%, 1/01/41  659
586,270 FN AJ7689 30YR , 4.00%, 12/01/41  633
3,748,770 FN AL9373 15YR , 2.50%, 10/01/31  3,847
2,094,483 FN AS4168 30YR , 4.00%, 12/01/44  2,262
1,287,514 FN AS7170 30YR , 3.50%, 5/01/46  1,356
2,902,816 FN AS8305 30YR , 3.00%, 11/01/46  3,008
1,766,945 FN AS8710 15YR , 2.50%, 2/01/32  1,821
1,975,150 FN AY4200 30YR , 3.00%, 5/01/45  2,045
384,815 FN AZ3791 30YR , 3.00%, 3/01/46  398
1,992,965 FN AZ7336 30YR , 3.50%, 11/01/45  2,105
2,983,004 FN BC1520 30YR , 3.50%, 8/01/46  3,150
812,727 FN BC2521 30YR , 3.50%, 1/01/46  867
3,129,911 FN BJ3691 30YR , 4.00%, 3/01/48  3,342
362,328 FN BK4740 30YR , 4.00%, 8/01/48  384
307,076 FN BM2007 30YR , 4.00%, 9/01/48  325
2,138,842 FN BP6345 30YR , 3.00%, 6/01/50  2,195
7,026,726 FN BU0141 30YR , 2.00%, 10/01/51  6,859
4,700,000 FN BV3216 30YR , 2.50%, 2/01/52  4,698
3,282,242 FN CA0858 30YR , 3.50%, 12/01/47  3,428
1,629,955 FN CA3666 30YR , 4.00%, 6/01/49  1,746
3,524,815 FN CA6314 30YR , 3.00%, 7/01/50  3,617
2,826,565 FN CA6739 30YR , 3.00%, 8/01/50  2,900
3,286,236 FN CA8023 30YR , 2.50%, 12/01/50  3,287
338,275 FN FM1155 15YR , 2.50%, 6/01/32  347
3,127,033 FN FM1717 30YR , 3.50%, 12/01/45  3,324
3,018,982 FN FM2897 30YR , 3.00%, 2/01/48  3,124
2,746,178 FN FM3162 30YR , 3.00%, 11/01/46  2,855
3,598,594 FN FM3936 15YR , 2.50%, 8/01/35  3,679
2,077,826 FN FM4754 30YR , 3.50%, 7/01/47  2,209
650,462 FN FM4990 30YR , 5.00%, 7/01/47  730
2,487,378 FN FM5940 30YR , 2.00%, 2/01/51  2,432
2,855,554 FN FM7194 30YR , 2.50%, 3/01/51  2,857
3,062,348 FN FM7494 30YR , 3.00%, 6/01/51  3,142
247,580 FN MA2671 30YR , 3.50%, 7/01/46  261
206,664 FN MA2929 30YR , 3.50%, 3/01/47  218
462,707 FN MA3238 30YR , 3.50%, 1/01/48  484
5,280,000 FNCL , 2.00%, 2/01/3715YR TBA (i) 5,305
30,500,000 FNCL , 2.00%, 2/01/5230YR TBA (i) 29,735
21,960,000 FNCL , 2.50%, 2/01/5230YR TBA (i) 21,924
5,180,000 FNCL , 3.00%, 2/01/5230YR TBA (i) 5,292
1,060,000 FNCL , 2.50%, 3/01/5230YR TBA (i) 1,056
1,633,903 FR QN1106 15YR , 3.00%, 12/01/34  1,709
4,038,522 FR QN3917 15YR , 2.00%, 10/01/35  4,063
5,902,550 FR RA4531 30YR , 2.50%, 2/01/51  5,905
6,027,471 FR SB8509 15YR , 2.00%, 1/01/36  6,064
569,597 FR SD0666 30YR , 2.50%, 8/01/51  569
5,350,247 FR SD0674 30YR , 2.50%, 9/01/51  5,352
7,457,030 FR SD0729 30YR , 2.00%, 10/01/51  7,286
6,172,293 FR SD7537 30YR , 2.00%, 3/01/51  6,034
651,232 FR SD8064 30YR , 4.00%, 5/01/50  689
651,498 FR ZA4718 30YR , 3.00%, 10/01/46  675
3,246,545 FR ZT0534 30YR , 3.50%, 12/01/47  3,435
3,957,800 FR ZT1416 15YR , 3.00%, 7/01/33  4,135
1,329,799 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 1.96%, 9/25/49 (a)(b) 1,337
5,830,000 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.250%), 2.30%,
8/25/33 (a)(b) 5,883
Principal
or Shares Security Description
Value
(000)
728,931 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.650%), 0.70%,
1/25/34 (a)(b) $ 729
1,920,940 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 2.85%,
10/25/50 (a)(b) 1,941
558,257 Freddie Mac STACR REMIC Trust 2020-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.900%), 0.95%,
12/25/50 (a)(b) 558
5,250,000 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 1.85%,
1/25/51 (a)(b) 5,265
886,694 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.76%,
1/25/49 (a)(b) 899
3,531,042 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 1.400%), 1.51%, 2/25/49 (a)
(b) 3,540
647,494 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 2.050%), 2.16%,
4/25/49 (a)(b) 652
1,680,105 Freddie Mac Structured Agency Credit Risk
Debt Notes 2016-DNA3, (1 mo. LIBOR USD +
11.250%), 11.36%, 12/25/28 (b) 1,960
1,237,008 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA1, (1 mo. LIBOR USD +
10.000%), 10.11%, 7/25/29 (b) 1,303
1,200,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 4.71%, 12/25/42 (b) 1,256
2,123,028 G2 4853 30YR , 4.00%, 11/20/40  2,285
1,264,284 G2 5115 30YR , 4.50%, 7/20/41  1,395
755,026 G2 5139 30YR , 4.00%, 8/20/41  813
56,141 G2 5140 30YR , 4.50%, 8/20/41  62
1,120,100 G2 5174 30YR , 4.00%, 9/20/41  1,206
787,401 G2 5175 30YR , 4.50%, 9/20/41  870
262,285 G2 5233 30YR , 4.00%, 11/20/41  282
4,588,323 G2 785219 30YR , 2.00%, 12/20/50  4,528
645,555 G2 MA2522 30YR , 4.00%, 1/20/45  695
2,326,444 G2 MA3663 30YR , 3.50%, 5/20/46  2,441
4,600,916 G2 MA3802 30YR , 3.00%, 7/20/46  4,755
376,668 G2 MA4126 30YR , 3.00%, 12/20/46  389
1,739,152 G2 MA4510 30YR , 3.50%, 6/20/47  1,818
209,795 G2 MA5265 30YR , 4.50%, 6/20/48  223
2,748,031 G2 MA6930 30YR , 2.00%, 10/20/50  2,721
7,414,248 G2 MA7472 30YR , 2.50%, 7/20/51  7,473
3,820,000 G2SF , 3.00%, 2/20/5230YR TBA (i) 3,910
1,060,000 G2SF , 3.00%, 3/20/5230YR TBA (i) 1,083
2,862,125 GN 783716 30YR , 3.00%, 2/15/43  3,005
764,517 GN 784182 30YR , 4.50%, 8/15/46  861
428,269 GN AA5452 30YR , 3.50%, 7/15/42  449
500,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 1.30%, 1/25/34 (a)(b) 499
3,000,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 1.65%, 1/25/34 (a)(b) 2,998
702,364 JP Morgan Mortgage Trust 2014-2 144A,
3.00%, 6/25/29 (a)(h) 704

Principal
or Shares Security Description
Value
(000)
8,339 Landmark Mortgage Securities No 1 PLC 1, (3
mo. LIBOR GBP + 0.220%), 0.44%, 6/17/38
GBP (b)(c)(e) $ 11
1,164,780 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 1.90%,
8/17/33 EUR (a)(b)(c) 1,315
1,200,000 MF1 Ltd. 2020-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.964%), 3.01%, 7/15/35 (a)(b) 1,210
14,854,178 Morgan Stanley Capital I Trust 2018-H3, 0.82%,
7/15/51 (h) 609
215,660 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(h) 216
429,458 New Residential Mortgage Loan Trust 2014-3A
144A, 3.75%, 11/25/54 (a)(b)(h) 445
2,578,746 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 1.250%), 1.36%, 2/25/47 (a)(b) 2,581
3,325,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 2.51%, 2/25/47 (a)(b) 3,387
1,300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 10.61%, 2/25/47 (a)(b) 1,478
Total Mortgage Backed (Cost - $311,655)
310,831
Municipal (3%
)
3,900,000 California Health Facilities Financing Authority ,
2.86%, 6/01/31  3,979
1,150,000 California Pollution Control Financing
Authority, AMT 144A, 7.50%, 12/01/39 (a)(j) 29
970,000 City of Portland OR C, 7.70%, 6/01/22  992
3,625,000 City of San Francisco CA Public Utilities
Commission Water Revenue E, 2.83%, 11/01/41  3,549
2,565,000 Compton Community College District B,
3.46%, 8/01/38  2,580
3,285,000 Golden State Tobacco Securitization Corp. ,
2.75%, 6/01/34  3,191
5,265,000 Los Angeles Community College District ,
1.17%, 8/01/26  5,113
4,680,000 New York State Dormitory Authority , 1.54%,
3/15/27  4,564
3,000,000 Redondo Beach Community Financing
Authority , 1.98%, 5/01/29  2,880
4,000,000 State of California , 3.38%, 4/01/25  4,224
1,495,000 State of California , 7.55%, 4/01/39  2,399
365,000 University of California J, 3.26%, 5/15/24  379
Total Municipal (Cost - $34,289)
33,879
U.S. Treasury (31%
)
32,899,000 U.S. Treasury Bond , 2.50%, 2/15/46  34,867
15,410,000 U.S. Treasury Bond , 3.00%, 2/15/49 (k)(l)(m) 18,194
26,859,000 U.S. Treasury Bond , 2.38%, 11/15/49  28,334
14,295,000 U.S. Treasury Bond , 2.00%, 2/15/50  13,938
Principal
or Shares Security Description
Value
(000)
21,870,000 U.S. Treasury Bond , 1.88%, 2/15/51  $ 20,720
22,970,000 U.S. Treasury Bond , 2.38%, 5/15/51  24,323
9,660,000 U.S. Treasury Bond , 2.00%, 8/15/51  9,426
6,950,000 U.S. Treasury Bond , 1.88%, 11/15/51  6,592
7,090,000 U.S. Treasury Note , 0.25%, 8/31/25  6,785
4,445,000 U.S. Treasury Note , 2.88%, 11/30/25  4,670
15,537,000 U.S. Treasury Note , 0.38%, 1/31/26  14,835
41,230,000 U.S. Treasury Note , 0.75%, 3/31/26  39,885
26,020,000 U.S. Treasury Note , 0.63%, 7/31/26  24,933
18,620,000 U.S. Treasury Note , 0.75%, 8/31/26  17,928
27,124,000 U.S. Treasury Note , 1.13%, 10/31/26  26,524
30,989,000 U.S. Treasury Note , 1.25%, 8/15/31  29,578
56,020,000 U.S. Treasury Note , 1.38%, 11/15/31  53,985
Total U.S. Treasury (Cost - $386,322)
375,517
Investment Company (0%
)
984,476 Payden Cash Reserves Money Market Fund *
(Cost - $984)
984
Total Investments (Cost - $1,313,783) (106%)
1,294,030
Liabilities in excess of Other Assets (-6%)
(67,467)
Net Assets (100%) $ 1,226,563
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $676 and the total market value of the collateral held by the Fund is $693. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Security was purchased on a delayed delivery basis.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) All or a portion of the security is pledged to cover futures contract margin requirements.
(l) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(m) All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

Payden Mutual Funds
Payden Core Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
IDR 88,027,000
USD  6,080 Citibank, N.A. 03/15/2022 $ 22
SGD 8,200
USD  6,057 Citibank, N.A. 03/15/2022 12
USD 2,966
RUB  222,270 Citibank, N.A. 03/15/2022 123
USD 53,258
EUR  45,118 Citibank, N.A. 03/17/2022 2,518
USD 7,114
CAD  9,022 HSBC Bank USA, N.A. 03/17/2022 17
USD 3,086
MXN  64,100 HSBC Bank USA, N.A. 04/19/2022 21
2,713
Liabilities:
RUB 222,270 USD  3,043 Citibank, N.A. 03/15/2022 (199)
USD 11,911 ZAR  186,000 Citibank, N.A. 04/19/2022 (56)
(255)
Net Unrealized Appreciation (Depreciation)
$ 2,458
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 116 Mar-22 $ 18,053 $ (253) $ (253)
U.S. Treasury 10-Year Note Future 190 Mar-22 24,314 (303) (303)
U.S. Treasury 2-Year Note Future 584 Mar-22 126,527 (656) (656)
U.S. Treasury 5-Year Note Future 219 Mar-22 26,105 (268) (268)
a a
(1,480)
Short Contracts:
U.S. 10-Year Ultra Future 994 Mar-22 (141,971) 903 903
U.S. Ultra Bond Future 119 Mar-22 (22,484) 257 257
a a
1,160
Total Futures
$(320)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
10-Year Interest Rate Swap, Pay Fixed 1.2975% Semi-
Annually, Receive Variable 0.13225% (3-Month USD LIBOR)
Quarterly 08/02/2031 $20,008 $838 $– $838

Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10 Year Zero-Coupon Inflation Swap, Receive Fixed 2.5825%
at Maturity, Pay Variable (Change in CPI) at Maturity 08/02/2031 $17,363 $(728) $– $(728)